Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Offsetting of derivatives
Offsetting of derivatives
end of	6M16		2015
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	28.1	24.0	15.7	14.5
OTC	191.6	187.4	152.9	146.3
Exchange-traded	0.1	0.2	0.0	0.0
Interest rate products	219.8	211.6	168.6	160.8
OTC-cleared	0.1	0.3	0.0	0.0
OTC	58.9	70.0	58.1	68.2
Exchange-traded	0.5	0.1	0.3	0.3
Foreign exchange products	59.5	70.4	58.4	68.5
OTC-cleared	0.1	0.3	0.0	0.0
OTC	11.6	13.9	12.0	13.5
Exchange-traded	12.2	15.2	8.9	11.2
Equity/index-related products	23.9	29.4	20.9	24.7
OTC-cleared	1.8	2.1	3.8	4.0
OTC	11.6	11.5	13.5	12.4
Exchange-traded	0.0	0.0	0.0	0.0
Credit derivatives	13.4	13.6	17.3	16.4
OTC-cleared	0.1	0.0	0.0	0.1
OTC	2.2	1.3	2.7	1.5
Exchange-traded	0.0	0.0	0.0	0.2
Other products	2.3	1.3	2.7	1.8
OTC-cleared	30.2	26.7	19.5	18.6
OTC	275.9	284.1	239.2	241.9
Exchange-traded	12.8	15.5	9.2	11.7
Total gross derivatives subject to enforceable master netting agreements	318.9	326.3	267.9	272.2
Offsetting (CHF billion)
OTC-cleared	(27.4)	(26.2)	(19.0)	(18.6)
OTC	(255.0)	(265.7)	(217.1)	(226.7)
Exchange-traded	(12.1)	(13.4)	(9.0)	(9.8)
Offsetting	(294.5)	(305.3)	(245.1)	(255.1)
of which counterparty netting	(265.4)	(265.4)	(223.0)	(223.0)
of which cash collateral netting	(29.1)	(39.9)	(22.1)	(32.1)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	2.8	0.5	0.5	0.0
OTC	20.9	18.4	22.1	15.2
Exchange-traded	0.7	2.1	0.2	1.9
Total net derivatives subject to enforceable master netting agreements	24.4	21.0	22.8	17.1
Total derivatives not subject to enforceable master netting agreements [1]	5.3	6.3	6.0	6.5
Total net derivatives presented in the consolidated balance sheets	29.7	27.3	28.8	23.6
of which recorded in trading assets and trading liabilities	29.5	27.0	28.6	23.5
of which recorded in other assets and other liabilities	0.2	0.3	0.2	0.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	6M16				2015
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	80.7	(17.7)	63.0		92.4	(19.6)	72.8
Securities borrowing transactions	24.2	(4.6)	19.6		21.4	(3.9)	17.5
Total subject to enforceable master netting agreements	104.9	(22.3)	82.6		113.8	(23.5)	90.3
Total not subject to enforceable master netting agreements [1]	39.8	–	39.8		33.1	–	33.1
Total	144.7	(22.3)	122.4	[2]	146.9	(23.5)	123.4	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,927 million and CHF 83,565 million of the total net amount as of 6M15 and 4Q15, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	6M16				2015
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	42.1	(19.5)	22.6		43.2	(21.4)	21.8
Securities lending transactions	8.9	(2.8)	6.1		9.8	(2.1)	7.7
Obligation to return securities received as collateral, at fair value	16.9	0.0	16.9		19.4	0.0	19.4
Total subject to enforceable master netting agreements	67.9	(22.3)	45.6		72.4	(23.5)	48.9
Total not subject to enforceable master netting agreements [1]	12.9	–	12.9		26.2	–	26.2
Total	80.8	(22.3)	58.5		98.6	(23.5)	75.1
of which securities sold under repurchase agreements and securities lending transactions	54.8	(22.3)	32.5	[2]	70.1	(23.5)	46.6	[2]
of which obligation to return securities received as collateral, at fair value	26.0	0.0	26.0		28.5	0.0	28.5
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 18,114 million and CHF 32,398 million of the total net amount as of 6M16 and 4Q15, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	6M16						2015
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	24.4	6.1		0.1		18.2	22.8	6.2		0.8		15.8
Securities purchased under resale agreements	63.0	63.0		0.0		0.0	72.8	72.8		0.0		0.0
Securities borrowing transactions	19.6	19.1		0.0		0.5	17.5	17.1		0.0		0.4
Total financial assets subject to enforceable master netting agreements	107.0	88.2		0.1		18.7	113.1	96.1		0.8		16.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	21.0	5.6		0.0		15.4	17.1	3.4		0.0		13.7
Securities sold under repurchase agreements	22.6	22.6		0.0		0.0	21.8	21.8		0.0		0.0
Securities lending transactions	6.1	6.0		0.0		0.1	7.7	7.4		0.0		0.3
Obligation to return securities received as collateral, at fair value	16.9	16.3		0.0		0.6	19.4	18.5		0.0		0.9
Total financial liabilities subject to enforceable master netting agreements	66.6	50.5		0.0		16.1	66.0	51.1		0.0		14.9
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.